SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)
Disaggregation of Revenue
Contract assets	$ 0	$ 0
Deferred contract costs	10,023,720	2,611,048
Deferred contract cost charged to cost of revenue	2,611,048	79,736
Impairment allowance on deferred contract costs	$ 0	$ 0
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Real-time engagement services
Disaggregation of Revenue
Number of performance obligations | item	2
Software license
Disaggregation of Revenue
Technical support service period	12 months
AI Solution services
Disaggregation of Revenue
Standard warranty period	12 months